Leases - profit or loss and other comprehensive income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Depreciation on right-of-use assets	$ (352)	$ (309)	$ (1,320)	$ (821)	$ (2,335)
Interest expense on lease liabilities	(11)	(21)	(67)	(62)	(316)
Expense relating to short-term leases	(350)	(1,536)		(2,257)	(953)
Expense relating to low-value leases	(1)		(5)	(5)
Total	$ (883)	$ (1,866)	$ (1,524)	$ (3,145)	$ (3,604)